Other Payables	12 Months Ended
Dec. 31, 2017
Other Payables [Abstract]
OTHER PAYABLES
NOTE 10:-	OTHER PAYABLES

			Convenience
			Translation (Note 2c)
	December 31,		December 31,
	2016	2017	2017
	N I S		U.S. dollars

Employees and payroll accruals	657	624	$180
Accrued expenses	32	36	10

	689	660	$190